GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill
The changes in Goodwill during 2014 and 2013 were as follows:

In millions of dollars
Balance at December 31, 2012	$25,673
Foreign exchange translation	$(577)
Smaller acquisitions/divestitures, purchase accounting adjustments and other	(25)
Sale of Brazil Credicard	(62)
Balance at December 31, 2013	$25,009
Foreign exchange translation and other	$(1,214)
Smaller acquisitions/divestitures, purchase accounting adjustments and other	(203)
Balance at December 31, 2014	$23,592

Changes in Goodwill by segment
The changes in Goodwill by segment during 2014 and 2013 were as follows:

In millions of dollars	Global Consumer Banking	Institutional Clients Group	Citi Holdings	Total
Balance at December 31, 2012	$14,539	$10,981	$153	$25,673
Goodwill disposed of during 2013 (1)	$(82)	$—	$—	$(82)
Other (2)	(472)	(113)	3	$(582)
Balance at December 31, 2013	$13,985	$10,868	$156	$25,009
Goodwill disposed of during 2014 (3)	$(86)	$(1)	$(116)	$(203)
Other (2)	(505)	(711)	2	$(1,214)
Intersegment transfers in/(out) (4)	$(177)	$—	$177	$—
Balance at December 31, 2014	$13,217	$10,156	$219	$23,592

(1)	Primarily related to the sale of Credicard. See Note 2 to the Consolidated Financial Statements.

(2)	Other changes in Goodwill primarily reflect foreign exchange effects on non-dollar-denominated goodwill and purchase accounting adjustments.

(3)	Primarily related to the sale of the Spain consumer operations and the agreement to sell the Japan retail banking business. See Note 2 to the Consolidated Financial Statements.

(4)	Primarily related to the transfers of businesses from Global Consumer Banking to Citi Holdings effective January 1, 2015. See Note 3 to the Consolidated Financial Statements.

Goodwill by reporting units
The following table shows the goodwill balances for each reporting unit under the new reporting structures effective January 1, 2015, as if they were already in existence at December 31, 2014. The fair value as a percentage of allocated book value is based on the most recent impairment test.

In millions of dollars
Reporting Unit(1)	Fair Value as a % of allocated book value	Goodwill
North America Global Consumer Banking	260%	$6,756
EMEA Global Consumer Banking	188	309
Asia Global Consumer Banking	279	4,627
Latin America Global Consumer Banking	221	1,525
Banking	404	3,481
Markets and Securities Services	200	6,675
Latin America Retirement Services	193	42
Citi Holdings-Consumer EMEA	107	23
Citi Holdings-Consumer Japan	191	61
Citi Holdings-Consumer Finance of South Korea(2)	46	16
Citi Holdings-Consumer Latin America	151	77
Total		$23,592

(1)	Citi Holdings—Other and Citi Holdings—ICG are excluded from the table as there is no goodwill allocated to them.

(2)	Citi Holdings—Consumer Finance of South Korea’s allocated goodwill was fully-impaired as of January 1, 2015.

Components of intangible assets
The components of intangible assets as of December 31, 2014 and December 31, 2013 were as follows:

	December 31, 2014			December 31, 2013
In millions of dollars	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Purchased credit card relationships	$7,626	$6,294	$1,332	$7,552	$6,006	$1,546
Core deposit intangibles	1,153	1,021	132	1,255	1,052	203
Other customer relationships	579	331	248	675	389	286
Present value of future profits	233	154	79	238	146	92
Indefinite-lived intangible assets	290	—	290	323	—	323
Other(1)	5,217	2,732	2,485	5,073	2,467	2,606
Intangible assets (excluding MSRs)	$15,098	$10,532	$4,566	$15,116	$10,060	$5,056
Mortgage servicing rights (MSRs) (2)	1,845	—	1,845	2,718	—	2,718
Total intangible assets	$16,943	$10,532	$6,411	$17,834	$10,060	$7,774

(1)	Includes contract-related intangible assets.

(2)	For additional information on Citi’s MSRs, including the roll-forward from 2013 to 2014, see Note 22 to the Consolidated Financial Statements.

Changes in intangible assets
The changes in intangible assets during the 12 months ended December 31, 2014 were as follows:

	Net carrying amount at					Net carrying amount at
In millions of dollars	December 31, 2013	Acquisitions/ divestitures	Amortization	Impairments	FX and other (1)	December 31, 2014
Purchased credit card relationships	$1,546	$110	$(324)	$—	$—	$1,332
Core deposit intangibles	203	(6)	(59)	—	(6)	132
Other customer relationships	286	14	(28)	—	(24)	248
Present value of future profits	92	—	(12)	—	(1)	79
Indefinite-lived intangible assets	323	(2)	—	—	(31)	290
Other	2,606	157	(333)	(2)	57	2,485
Intangible assets (excluding MSRs)	$5,056	$273	$(756)	$(2)	$(5)	$4,566
Mortgage servicing rights (MSRs) (2)	2,718					1,845
Total intangible assets	$7,774					$6,411

(1)	Includes foreign exchange translation and purchase accounting adjustments.

(2)	For additional information on Citi’s MSRs, including the roll-forward from 2013 to 2014, see Note 22 to the Consolidated Financial Statements